Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS [Abstract]
Loans' outstanding amounts

	December 31, 2019	December 31, 2018
Senior Notes	$375,000	$375,000
Term Loan B Facility	$98,000	$99,000
Notes Payable	$22,469	$26,875
BBVA loan	$14,275	$19,300
Term Bank loan	$10,500	$11,900
Credit agreement for a river and estuary tanker	$—	$5,909
Loan for Nazira	$115	$184

Total borrowings	520,359	538,168
Less: current portion	(12,215)	(14,578)
Less: deferred financing costs, net	(5,430)	(7,982)

Total long-term borrowings	$502,714	$515,608

Principal payments

Year	Amount in thousands of U.S. dollars
2020	$13,360
2021	110,257
2022	389,205
2023	5,012
2024	2,443
2025 and thereafter	82

Total	$520,359